ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE
NOTE 7:	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2015	2016

Employees and payroll accruals	$285	$255
Government authorities	801	621
Accrued vacation pay	211	175
Accrued expenses	1,569	1,478
Factoring advance payments	615	167
Capital leases – current portion	440	271
Other	500	463

	$4,421	$3,430